Warrants - Schedule of Fair Value Measurement Inputs of Redeemable Convertible Preferred Stock Warrants (Details)	Mar. 11, 2021 $ / shares year	Feb. 11, 2021 $ / shares year	Dec. 31, 2020 $ / shares year	Apr. 03, 2020 $ / shares year	Dec. 31, 2019	Nov. 27, 2018 $ / shares year
Share price [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs | $ / shares	8.44	10.27	7.11	5.80		5.80
Expected Term [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs | year	2.00	2.00	2.00	9.31		10.00
Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.0013		0.0192
Price Volatility [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.7600	0.7600	0.7600	0.5735		0.5781
Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.7600		0.5735
Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.0013	0.0013	0.0013	0.0175		0.0306
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs			0.00		0.00
Measurement Input, Expected Dividend Rate [Member] | Valuation Technique, Option Pricing Model | Redeemable Convertible Preferred Stock Warrants | OTI
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0	0	0	0		0